Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Income Trust
Prospectus Date	rr_ProspectusDate	Jul. 01, 2016
Supplement [Text Block]	trptfit_SupplementTextBlock
T. Rowe Price Maryland Tax-Free Money Fund

Supplement to Prospectus Dated July 1, 2016

The fund’s management fee consists of two components–an individual fund fee of 0.10% and a group fee that declines at certain asset levels and is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the fFunds-of-funds, TRP Reserve Funds, Multi-Sector Account Portfolios, and any index or private-label mutual funds). On December 31, 2016, the annual group fee rate was 0.29%. Effective April 1, 2017, T. Rowe Price has contractually agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s management fee rate to 0.28% of the fund’s average daily net assets, through at least June 30, 2019. In addition, effective April 1, 2017, T. Rowe Price has agreed to limit the fund’s total expense ratio to 0.55% of the fund’s average daily net assets, through at least June 30, 2019.

To reflect the new contractual management fee waiver and limitation on the fund’s total expense ratio, effective April 1, 2017, the fee table and expense example on page 15 are revised as follows:

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE
Maximum deferred sales charge (load)	NONE
Redemption fee	NONE
Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.39%[b]
Distribution and service (12b-1) fees	—
Other expenses	0.21%
Total annual fund operating expenses	0.60%
Fee waiver/expense reimbursement	(0.11)%[b,c]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.49%[b,c,d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b T. Rowe Price Associates, Inc., has agreed (through June 30, 2019) to waive a portion of its management fees in order to limit the fund’s management fees to 0.28% of the fund’s average daily net assets. The agreement may be terminated at any time beyond June 30, 2019, with approval by the fund’s Board of Trustees. Fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

c Restated to reflect current fees.

d The figure shown in the fee table does not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$50	$166	$309	$726

Maryland Tax-Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trptfit_SupplementTextBlock
T. Rowe Price Maryland Tax-Free Money Fund

Supplement to Prospectus Dated July 1, 2016

The fund’s management fee consists of two components–an individual fund fee of 0.10% and a group fee that declines at certain asset levels and is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the fFunds-of-funds, TRP Reserve Funds, Multi-Sector Account Portfolios, and any index or private-label mutual funds). On December 31, 2016, the annual group fee rate was 0.29%. Effective April 1, 2017, T. Rowe Price has contractually agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s management fee rate to 0.28% of the fund’s average daily net assets, through at least June 30, 2019. In addition, effective April 1, 2017, T. Rowe Price has agreed to limit the fund’s total expense ratio to 0.55% of the fund’s average daily net assets, through at least June 30, 2019.

To reflect the new contractual management fee waiver and limitation on the fund’s total expense ratio, effective April 1, 2017, the fee table and expense example on page 15 are revised as follows:

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE
Maximum deferred sales charge (load)	NONE
Redemption fee	NONE
Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.39%[b]
Distribution and service (12b-1) fees	—
Other expenses	0.21%
Total annual fund operating expenses	0.60%
Fee waiver/expense reimbursement	(0.11)%[b,c]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.49%[b,c,d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b T. Rowe Price Associates, Inc., has agreed (through June 30, 2019) to waive a portion of its management fees in order to limit the fund’s management fees to 0.28% of the fund’s average daily net assets. The agreement may be terminated at any time beyond June 30, 2019, with approval by the fund’s Board of Trustees. Fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

c Restated to reflect current fees.

d The figure shown in the fee table does not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$50	$166	$309	$726

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Maryland Tax-Free Money Fund | Maryland Tax-Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.39%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.49%	[2],[3],[4]
1 year	rr_ExpenseExampleYear01	$ 50
3 years	rr_ExpenseExampleYear03	166
5 years	rr_ExpenseExampleYear05	309
10 years	rr_ExpenseExampleYear10	$ 726

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	T. Rowe Price Associates, Inc., has agreed (through June 30, 2019) to waive a portion of its management fees in order to limit the fund’s management fees to 0.28% of the fund’s average daily net assets. The agreement may be terminated at any time beyond June 30, 2019, with approval by the fund’s Board of Trustees. Fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.
[3]	Restated to reflect current fees.
[4]	The figure shown in the fee table does not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.